Note 9 - Discontinued Operations (Details) - Liabilities Related to Discontinued Operations (USD $)	Dec. 31, 2012	Dec. 31, 2008
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Liabilities of discontinued operations	$ 655,061
Ossatron Mobile Service Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accrued expenses	(655,061)
Liabilities of discontinued operations	$ (655,061)	$ 655,061